Leases - Weighted-average remaining lease term (Details)	Dec. 31, 2020	Dec. 31, 2019
Leases
Operating leases, weighted-average remaining lease term (Years)	1 year 11 months 26 days	2 years 3 months 25 days
Finance leases, weighted-average remaining lease term (Years)	10 months 28 days	1 year 7 months 17 days
Operating leases, weighted-average discount rate	6.91%	4.35%
Finance leases, weighted-average discount rate	6.95%	8.05%